PROPERTY, PLANT AND EQUIPMENT - Changes During the Period (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 233,478
Beginning balance	313,520	$ 233,478
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	744,495	718,704
Additions – separately acquired	82,510	58,679
Additions through business acquisitions	27,275	9,650
Assets placed into service	0	0
Disposals	(16,884)	(44,449)
Foreign exchange and other	12,229	1,911
Beginning balance	849,625	744,495
Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	511,017	520,619
Disposals	(15,734)	(44,209)
Foreign exchange and other	7,932	1,961
Depreciation	32,409	29,402
Impairments	484	4,275
Impairment reversals	(3)	(1,031)
Beginning balance	536,105	511,017
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,521
Beginning balance	11,501	5,521
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,130	3,363
Additions – separately acquired	0	0
Additions through business acquisitions	1,268	2,583
Assets placed into service	4,638	250
Disposals	(229)	0
Foreign exchange and other	303	(66)
Beginning balance	12,110	6,130
Land | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	609	609
Disposals	0	0
Foreign exchange and other	0	0
Depreciation	0	0
Impairments	0	0
Impairment reversals	0	0
Beginning balance	609	609
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	31,873
Beginning balance	60,779	31,873
Buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	92,945	84,776
Additions – separately acquired	0	0
Additions through business acquisitions	6,617	1,908
Assets placed into service	25,353	6,570
Disposals	(116)	(534)
Foreign exchange and other	2,274	225
Beginning balance	127,073	92,945
Buildings | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	61,072	57,146
Disposals	(82)	(529)
Foreign exchange and other	963	246
Depreciation	4,341	4,209
Impairments	0	0
Impairment reversals	0	0
Beginning balance	66,294	61,072
Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	145,393
Beginning balance	197,232	145,393
Manufacturing equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	557,317	523,147
Additions – separately acquired	0	0
Additions through business acquisitions	17,427	5,083
Assets placed into service	59,125	47,603
Disposals	(15,260)	(20,124)
Foreign exchange and other	8,791	1,608
Beginning balance	627,400	557,317
Manufacturing equipment | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	411,924	404,552
Disposals	(14,501)	(19,927)
Foreign exchange and other	6,823	1,504
Depreciation	25,717	22,802
Impairments	208	4,024
Impairment reversals	(3)	(1,031)
Beginning balance	430,168	411,924
Computer equipment and software
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,183
Beginning balance	5,850	6,183
Computer equipment and software | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	41,643	64,027
Additions – separately acquired	0	0
Additions through business acquisitions	407	21
Assets placed into service	1,415	815
Disposals	(1,139)	(23,439)
Foreign exchange and other	176	219
Beginning balance	42,502	41,643
Computer equipment and software | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	35,460	56,285
Disposals	(1,138)	(23,408)
Foreign exchange and other	158	215
Depreciation	2,172	2,235
Impairments	0	133
Impairment reversals	0	0
Beginning balance	36,652	35,460
Furniture, office equipment and other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	601
Beginning balance	597	601
Furniture, office equipment and other | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,467	2,651
Additions – separately acquired	0	0
Additions through business acquisitions	55	46
Assets placed into service	236	122
Disposals	(140)	(352)
Foreign exchange and other	87	0
Beginning balance	2,705	2,467
Furniture, office equipment and other | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,866	2,027
Disposals	(13)	(345)
Foreign exchange and other	74	(4)
Depreciation	179	156
Impairments	2	32
Impairment reversals	0	0
Beginning balance	2,108	1,866
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	43,907
Beginning balance	37,561	43,907
Construction in progress | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	43,993	40,740
Additions – separately acquired	82,510	58,679
Additions through business acquisitions	1,501	9
Assets placed into service	(90,767)	(55,360)
Disposals		0
Foreign exchange and other	598	(75)
Beginning balance	37,835	43,993
Construction in progress | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	86	0
Disposals	0	0
Foreign exchange and other	(86)	0
Depreciation	0	0
Impairments	274	86
Impairment reversals	0	0
Beginning balance	$ 274	$ 86